[USAA    9800 Fredericksburg Road
EAGLE    San Antonio, Texas  78288
LOGO]

                                            August 5, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:      USAA State Tax-Free Trust
         1933 Act File No. 33-65572
         1940 Act File No. 811-7852

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the registrant's registration statement as filed on July 31, 2002, and the text of the most recent post-effective amendment to the registrant's registration statement has been filed electronically.

                                    Sincerely,



                                    /s/ James L. Love
                                   --------------------------------
                                   James L. Love
                                   Senior Counsel
                                   Securities Counsel and Compliance

cc:  Kirkpatrick & Lockhart, LLP